Summary of Significant Accounting Policies - Summary of Impact of Adoption of ASC 842 on Consolidated Balance Sheet (Detail) - USD ($) $ in Thousands	Sep. 30, 2020	Oct. 01, 2019	Sep. 30, 2019
Prepaid expenses and other current assets	$ 229,604		$ 216,084
Lease assets	295,494
Other noncurrent assets	488,620		423,941
Accrued expenses and other current liabilities	(593,608)		(647,657)
Lease liabilities (current)	(59,100)
Lease liabilities (non-current)	(230,076)
Other noncurrent liabilities	$ (327,680)		(334,922)
Accounting Standards Update 2016-02 [Member]
Prepaid expenses and other current assets		$ 209,387
Lease assets		281,785
Other noncurrent assets		421,186
Accrued expenses and other current liabilities		(644,104)
Lease liabilities (current)		(63,351)
Lease liabilities (non-current)		(221,050)
Other noncurrent liabilities		$ (326,407)
Accounting Standards Update 2016-02 [Member] | Adjustments due to ASC 842 [Member]
Prepaid expenses and other current assets			(6,697)
Lease assets			281,785
Other noncurrent assets			(2,755)
Accrued expenses and other current liabilities			3,553
Lease liabilities (current)			(63,351)
Lease liabilities (non-current)			(221,050)
Other noncurrent liabilities			$ 8,515